RESTRICTED CASH	12 Months Ended
Dec. 31, 2014
Text Block [Abstract]
RESTRICTED CASH
6.	RESTRICTED CASH
Restricted cash consists of the following:

	As of December 31,
	2013	2014

Bank deposits pledged as security for issuing letters of credit	$919	$78

Restricted cash	$919	$78